PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment

	December 31,
	2012	2013
Cost:

Land and buildings	$7,723	$7,779
Machinery and equipment	4,934	2,752
Motor vehicles	1,652	1,910
Promotional displays	583	488
Office furniture and equipment	2,632	3,729
Leasehold improvements	592	652

	18,116	17,310
Accumulated depreciation:

Buildings	3,499	3,485
Machinery and equipment	4,258	2,187
Motor vehicles	738	1,001
Promotional displays	377	343
Office furniture and equipment	1,891	2,706
Leasehold improvements	231	308

	10,994	10,030

Property and equipment, net	$7,122	$7,280